Pension and Other Postretirement Healthcare Benefits - Schedule of Changes in Fair value of Level 3 plan assets (Detail) (U.S. Level 3 Assets, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning Balance	$ 22
Transfers to Level 2	(22)
Ending Balance
International Comingled Funds US Equity [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning Balance	22
Transfers to Level 2	(22)
Ending Balance